Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 634,870	$ 659,764	$ 43,704
Cash - restricted	74,202	0
Accounts receivable - net	4,037,872	2,569,092	426,761
Inventory	396,873	0
Prepaid stock compensation	92,032	534,456	1,965,911
Prepaid sponsorship fees	28,489	203,333	0
Other	569,438	50,188	58,065
Total current assets	5,833,776	4,016,833	2,494,441
Property and equipment - net	1,482,160	907,522	138,551
Debt issue costs - net	376,373	68,188	34,404
Other assets	117,310	53,585	53,585
Total assets	7,809,619	5,046,128	2,720,981
Liabilities and Stockholders' Deficit
Accounts payable and accrued liabilities	10,114,183	9,359,073	3,227,483
Customer deposits	929,722	8,047	75,733
Debt - net	3,879,208	1,281,742	289,488
Derivative liabilities	24,889	7,061,238	622,944
Total Current Liabilities	14,948,002	17,710,100	4,215,648
Long Term Liabilities:
Debt - net	159,210	307,240	250,000
Total Liabilities	15,107,212	18,017,340	4,465,648
Commitments and Contingencies
Stockholders' Deficit:
Common Stock	2,728	713	140
Treasury Stock	(460,978)	0
Additional paid-in capital	54,237,209	32,184,756	20,130,531
Accumulated deficit	(61,084,108)	(45,156,681)	(21,875,438)
Accumulated other comprehensive income	7,556	0
Total Stockholders' Deficit	(7,297,593)	(12,971,212)	(1,744,667)
Total Liabilities and Stockholders' Deficit	7,809,619	5,046,128	2,720,981
Series A Convertible Preferred Stock [Member]
Stockholders' Deficit:
Preferred Stock	0	0	0
Series B Preferred Stock [Member]
Stockholders' Deficit:
Preferred Stock	0	0	0
Series C Convertible Preferred Stock [Member]
Stockholders' Deficit:
Preferred Stock	$ 0	$ 0	$ 0